ISI
                       INTERNATIONAL STRATEGY & INVESTMENT

                                       ISI

                                MANAGED MUNICIPAL

                                   FUND SHARES

                               (A CLASS OF MANAGED
                              MUNICIPAL FUND, INC.)

                                  ANNUAL REPORT
                                OCTOBER 31, 2000

--------------------------------------------------------------------------------
 INVESTMENT ADVISOR'S REPORT
--------------------------------------------------------------------------------

     During a year when interest rates declined, the Fund recorded a total return of 8.40%. From its inception on February 26, 1990 through October 31, 2000, the Fund has posted a cumulative total return of 90.30%, which translates into an average annual total return of 6.20%. These figures assume the reinvestment of dividend and capital gain distributions and exclude the impact of any sales charge. Please review additional performance information on page 6.

REVIEW OF RATES AND PORTFOLIO MANAGEMENT

     Long term municipal interest rates fell 41 basis points, slightly less than 0.5%. Please see the graph below.

     [line graph omitted]
     plot points as follows:
30 YEAR AAA MUNICIPAL
GENERAL OBLIGATIONS YIELDS
10/29/99  5.86
11/05/99  5.8
11/12/99  5.71
11/19/99  5.7
11/26/99  5.72
12/03/99  5.75
12/10/99  5.72
12/17/99  5.82
12/24/99  5.86
12/31/99  5.86
01/07/00  5.91
01/14/00  5.94
01/21/00  5.97
01/28/00  6
02/04/00  5.96
02/11/00  5.95
02/18/00  5.9
02/25/00  5.88
03/03/00  5.85
03/10/00  5.81
03/17/00  5.75
03/24/00  5.7
03/31/00  5.62
04/07/00  5.57
04/14/00  5.6
04/21/00  5.63
04/28/00  5.7
05/05/00  5.81
05/12/00  5.93
05/19/00  5.96
05/26/00  5.93
06/02/00  5.85
06/09/00  5.78
06/16/00  5.68
06/23/00  5.66
06/30/00  5.66
07/07/00  5.62
07/14/00  5.57
07/21/00  5.55
07/28/00  5.53
08/04/00  5.5
08/11/00  5.47
08/18/00  5.47
08/25/00  5.44
09/01/00  5.45
09/08/00  5.44
09/15/00  5.48
09/22/00  5.52
09/29/00  5.54
10/06/00  5.55
10/13/00  5.55
10/20/00  5.49
10/27/00  5.45

     Throughout the year the Fund's portfolio maintained a fairly long average maturity, typically within the 12-year range. Since rates fell during the year, a long average maturity helped the Fund's total return. Active management was required to keep the Fund long. The reason is that as rates fell, some of the Fund's long maturities were shortened to their call date. Maturity lengthening swaps during the year sold issues in the 10-year area and purchased issues in the 15- to 20-year range. Maturity lengthening swaps were also done because of the more attractive yield in the 20-year area than in the 10-year area. The table below shows that the 10-year municipal yield as a percentage of US Treasury yields fell during the year from 84.40% in 1999 to 82.40% in 2000, while 20-year municipal yields rose as a percentage from 88.20% to 90.10% for the same periods.

     As the economy moved from extremely fast growth to a slower pace recently, credit quality spreads opened by 20 basis points. Please see the chart on the following page. The current credit quality spread of 54 basis points between AAA and BAA ratings is still relatively narrow. For example, during the 1994 economic slowdown the same quality spread moved out to the high 60's. The Fund's investing criteria is set at AA or better for issues in the portfolio. The Fund would benefit, at least on a relative basis, if quality spreads continue to open.

 YIELD ON AAA MUNICIPAL GOS AS A % OF US TREASURY YIELDS (YEAR ENDING OCTOBER)*
   Maturity           % of Comparable Treasury
--------------------------------------------------------------------------------
              1996     1997     1998     1999    2000
--------------------------------------------------------------------------------
   5 Year     72.4     72.3     85.6     77.1    77.3
   10 Year    77.3     78.2     90.3     84.4    82.4
   20 Year    81.7     81.1     91.0     88.2    90.1
   30 Year    83.4     83.1     93.4     93.2    92.5
--------------------------------------------------------------------------------
*Source: Bloomberg

--------------------------------------------------------------------------------
 INVESTMENT ADVISOR'S REPORT (CONCLUDED)
--------------------------------------------------------------------------------
HISTORICAL YIELD SPREAD
OF 30 YEAR AAA AND BAA
SECURITIES
10/29/99          32
11/05/99          34
11/12/99          41
11/19/99          44
11/26/99          37
12/03/99          39
12/10/99          38
12/17/99          35
12/24/99          39
12/31/99          39
01/07/00          39
01/14/00          39
01/21/00          38
01/28/00          37
02/04/00          40
02/11/00          43
02/18/00          48
02/25/00          50
03/03/00          50
03/10/00          52
03/17/00          55
03/24/00          56
03/31/00          62
04/07/00          63
04/14/00          52
04/21/00          50
04/28/00          50
05/05/00          50
05/12/00          45
05/19/00          47
05/26/00          45
06/02/00          47
06/09/00          53
06/16/00          55
06/23/00          57
06/30/00          57
07/07/00          52
07/14/00          58
07/21/00          55
07/28/00          58
08/04/00          59
08/11/00          58
08/18/00          55
08/25/00          55
09/01/00          50
09/08/00          51
09/15/00          50
09/22/00          47
09/29/00          49
10/06/00          48
10/13/00          47
10/20/00          49
10/27/00          54


     ISI expects the level of interest rates to trend lower, after the typical early year seasonal burst of economic growth. Please see ISI's Economic Outlook that follows this letter for more details.

     We would like to welcome our new investors to the Fund and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,

/S/SIGNATURE

R.  Alan Medaugh
President
November 21, 2000

--------------------------------------------------------------------------------
 ECONOMIC OUTLOOK FOR 2001 -- AS OF OCTOBER 31, 2000
--------------------------------------------------------------------------------

OVERVIEW

     ISI expects Treasury and high quality Municipal bond interest rates to decrease over the next year producing capital gains for long maturity issues. The major reason is slowing US and global growth. Since 1996, swings in consumer spending have become sensitive to swings in stock prices. In this light, perhaps the most important recent economic development is the weakness in stock prices. Week by week, it is becoming clearer that both US and foreign growth rates are slowing. The forces that are associated with this slowdown also tend to indicate the pace of future growth. So we feel further slowing is likely. For example, the correlation between growth and oil has been that oil leads the economy by 12 months. The correlation is a negative one (ie, higher oil prices reduce economic growth). Likewise, for the seven largest industrialized countries, the US, Japan, Great Britain, France, Germany, Italy and Canada (the G-7), interest rate changes have led the economy also by 12 months. For example, G7 short rates hit a low in early 1999 and G7 industrial production gains peaked a year later.
Recently, G7 short rates hit a new high, suggesting that the weakest G7 industrial production readings won't be seen until at least this time next year. The global technology slowdown, which is starting to unfold and starting to slow global growth, is for some months likely to feed on itself, as well as feed on and reinforce the global slowdown.

     To be sure, there are positives for growth including world trade, consumer confidence, and fiscal stimulus. However, these positives are losing to the forces outlined above. There are also a host of other forces including a zero savings rate, an unusually large number (given a booming economy) of company earnings warnings (ie, Kmart, Office Depot, Dell and Disney), a rising level of corporate bankruptcies and a slowing in bank lending. There is now political uncertainty, in the US, which may hurt the economy to the extent it hurts the stock market.

THE US ECONOMY

     Evidence of slower US growth includes ISI's company surveys, unemployment claims (which recently hit a two-year high), scrap steel prices (hit a 14-year low) (See graph below), and computer chip prices hit a record low (down 56% in just 17 weeks). In addition, stock analysts' fourth quarter estimates for S&P 500 operating earnings have shed 4.2 points since the start of the quarter from 15.6% to 11.4%, the sharpest drop since 1998's weak third quarter. At this year's fourth quarter pace of estimates cuts, the final result would end up around 5%, down significantly from the optimism of few months ago.

 [line graph omitted]
 plot points as follows:

31-Jan-85         93
128-Feb-85        95
29-Mar-85         90
30-Apr-85         84
31-May-85         70
28-Jun-85         67
31-Jul-85         75
30-Aug-85         83
30-Sep-85         80
31-Oct-85         74
29-Nov-85         80
31-Dec-85         85
31-Jan-86         83
28-Feb-86         80
31-Mar-86         75
30-Apr-86         72
30-May-86         70
30-Jun-86         70
31-Jul-86         70
29-Aug-86         74
30-Sep-86         71
31-Oct-86         71
28-Nov-86         71
31-Dec-86         73
30-Jan-87         75
27-Feb-87         79
31-Mar-87         75
30-Apr-87         77
29-May-87         80
30-Jun-87         83.5
31-Jul-87         84.5
31-Aug-87         92.5
30-Sep-87         117.5
30-Oct-87         121
30-Nov-87         109
31-Dec-87         100
1-Feb-88          121.5
29-Feb-88         119
31-Mar-88         119
29-Apr-88         118
31-May-88         113
30-Jun-88         117.5
29-Jul-88         122.5
31-Aug-88         120
30-Sep-88         125
31-Oct-88         125
30-Nov-88         113
30-Dec-88         113
31-Jan-89         121.5
28-Feb-89         123
31-Mar-89         115.5
28-Apr-89         120
31-May-89         118
30-Jun-89         114.5
31-Jul-89         109
31-Aug-89         109
29-Sep-89         106.5
31-Oct-89         98
30-Nov-89         98.5
29-Dec-89         106.5
31-Jan-90         103.5
28-Feb-90         103.5
30-Mar-90         106.5
30-Apr-90         111.5
31-May-90         118
29-Jun-90         114.5
31-Jul-90         119.5
31-Aug-90         118
28-Sep-90         115.5
31-Oct-90         110.5
30-Nov-90         107
31-Dec-90         106
31-Jan-91         104.5
28-Feb-91         104
29-Mar-91         102
30-Apr-91         95
31-May-91         95
28-Jun-91         89
31-Jul-91         94
30-Aug-91         94
30-Sep-91         97
31-Oct-91         94
29-Nov-91         94
31-Dec-91         94
31-Jan-92         89.5
28-Feb-92         89.5
31-Mar-92         89.5
30-Apr-92         94
29-May-92         92
30-Jun-92         90
31-Jul-92         88.5
31-Aug-92         86.5
30-Sep-92         90.5
30-Oct-92         89.5
30-Nov-92         89
31-Dec-92         92.5
29-Jan-93         99.5
26-Feb-93         109.5
31-Mar-93         108.5
30-Apr-93         106.5
31-May-93         106.5
30-Jun-93         115
30-Jul-93         118.5
31-Aug-93         112.5
30-Sep-93         112.5
29-Oct-93         131.5
30-Nov-93         137.5
31-Dec-93         139.5
31-Jan-94         139.5
28-Feb-94         139.5
31-Mar-94         139.5
29-Apr-94         135
31-May-94         122.5
30-Jun-94         111.5
29-Jul-94         117.5
31-Aug-94         134.5
30-Sep-94         134.5
31-Oct-94         133.5
30-Nov-94         140
30-Dec-94         144
31-Jan-95         147
28-Feb-95         142.5
31-Mar-95         137.5
28-Apr-95         137.5
31-May-95         141.5
30-Jun-95         140.5
31-Jul-95         140.5
31-Aug-95         146.5
29-Sep-95         143.5
31-Oct-95         138.5
30-Nov-95         134.5
29-Dec-95         135
31-Jan-96         144.5
29-Feb-96         144.5
29-Mar-96         139
30-Apr-96         139.5
31-May-96         141.5
28-Jun-96         138.5
31-Jul-96         134
30-Aug-96         136.5
30-Sep-96         136.5
31-Oct-96         126.5
29-Nov-96         116.5
31-Dec-96         116.5
31-Jan-97         131
28-Feb-97         146
31-Mar-97         136.5
30-Apr-97         133.5
30-May-97         134.5
30-Jun-97         138.5
31-Jul-97         143.5
29-Aug-97         146.5
30-Sep-97         137.5
31-Oct-97         139.5
28-Nov-97         143.5
31-Dec-97         143.5
30-Jan-98         145.5
27-Feb-98         140
31-Mar-98         135.5
30-Apr-98         133.5
29-May-98         135.5
30-Jun-98         135.5
31-Jul-98         130.5
31-Aug-98         120.5
30-Sep-98         107.5
30-Oct-98         84.5
30-Nov-98         78.5
31-Dec-98         76.5
1-Jan-99          76.5
29-Jan-99         91.5
26-Feb-99         101.5
31-Mar-99         90.5
30-Apr-99         90.5
31-May-99         100.5
30-Jun-99         104.5
30-Jul-99         100.5
31-Aug-99         106.5
30-Sep-99         106.5
29-Oct-99         106.5
30-Nov-99         113.5
31-Dec-99         120.5
31-Jan-00         120.5
29-Feb-00         110.5
31-Mar-00         110.5
28-Apr-00         108.5
31-May-00         101.5
30-Jun-00         93.5
31-Jul-00         91.5
31-Aug-00         92.5
29-Sep-00         92.5
31-Oct-00         79.5
------
*Source: Data Resources Incorporated

--------------------------------------------------------------------------------
 ECONOMIC OUTLOOK FOR 2001 (CONCLUDED)
--------------------------------------------------------------------------------

POLITICS

     The election gave neither party a mandate. From a legislation-passing point of view, the House and Senate are deadlocked. Political gridlock seems the most likely result. The bond market enjoyed many aspects of the 1990's gridlock, especially the budget surplus outcome. The markets seem to be emphasizing the positive aspects of a political standoff. It is possible that the result could also be a something-for-everyone budget. The spending surge and tax cuts that resulted during the 1980's gridlock could be the precedent for a big budget outcome in 2001 and beyond. Politics has the ability to both help and hurt interest rates in the coming year.

     [line graph omitted]
     plot points as follows:
GLOBAL STRENGTH/WEAKNESS (1) (1/2/95-11/13/00
THIRTEEN WEEK AVERAGE
2 JAN 95          13.2
9 JAN 95          12.5
16 JAN 95         11.4
23 JAN 95         10.5
30 JAN 95         9.5
6 FEB 95          9.3
13 FEB 95         9.4
20 FEB 95         9.8
27 FEB 95         11.2
6 MAR 95          10.5
13 MAR 95         9.2
20 MAR 95         9.7
27 MAR 95         10.3
3 APR 95          8.7
10 APR 95         9.2
17 APR 95         8.5
24 APR 95         7.4
1 MAY 95          7.2
8 MAY 95          5.2
15 MAY 95         4.4
22 MAY 95         1.8
29 MAY 95         -1.4
5 JUN 95          -3.5
12 JUN 95         -3.5
19 JUN 95         -3.8
26 JUN 95         -3.1
3 JUL 95          -3.9
10 JUL 95         -3.8
17 JUL 95         -2.8
24 JUL 95         -3.6
31 JUL 95         -4.8
7 AUG 95          -4.5
14 AUG 95         -3.8
21 AUG 95         -2.7
28 AUG 95         -2.5
4 SEP 95          -1.3
11 SEP 95         -0.6
18 SEP 95         -1
25 SEP 95         -2.7
2 OCT 95          -2.6
9 OCT 95          -4.8
16 OCT 95         -5.3
23 OCT 95         -5.5
30 OCT 95         -5.6
6 NOV 95          -4.5
13 NOV 95         -5.5
20 NOV 95         -6.2
27 NOV 95         -5.5
4 DEC 95          -6.3
11 DEC 95         -7.5
18 DEC 95         -8.1
25 DEC 95         -6.3
1 JAN 96          -5.8
8 JAN 96          -4.8
15 JAN 96         -5.8
22 JAN 96         -6.5
29 JAN 96         -6.1
5 FEB 96          -5.9
12 FEB 96         -7
19 FEB 96         -5.2
26 FEB 96         -4.2
4 MAR 96          -2.8
11 MAR 96         -3.1
18 MAR 96         -3.6
25 MAR 96         -5.5
1 APR 96          -6.8
8 APR 96          -6.7
15 APR 96         -5.4
22 APR 96         -4.5
29 APR 96         -3.9
6 MAY 96          -3.6
13 MAY 96         -2.6
20 MAY 96         -4.3
27 MAY 96         -3.2
3 JUN 96          -3.8
10 JUN 96         -2
17 JUN 96         -1.5
24 JUN 96         -0.8
1 JUL 96          -0.6
8 JUL 96          -0.2
15 JUL 96         -0.1
22 JUL 96         -0.2
29 JUL 96         -1.8
5 AUG 96          -2.8
12 AUG 96         -3
19 AUG 96         -2.7
26 AUG 96         -2.7
2 SEP 96          -3.2
9 SEP 96          -0.9
16 SEP 96         -0.8
23 SEP 96         -0.1
30 SEP 96         0.2
7 OCT 96          0.5
14 OCT 96         -0.2
21 OCT 96         0.3
28 OCT 96         2.2
4 NOV 96          2.5
11 NOV 96         2.8
18 NOV 96         4.8
25 NOV 96         5.9
2 DEC 96          8.1
9 DEC 96          5.8
16 DEC 96         5.9
23 DEC 96         5.2
30 DEC 96         6.9
6 JAN 97          6.2
13 JAN 97         6.6
20 JAN 97         6.5
27 JAN 97         6.1
3 FEB 97          5.8
10 FEB 97         7.5
17 FEB 97         7.3
24 FEB 97         5.2
3 MAR 97          6
10 MAR 97         6
17 MAR 97         8
24 MAR 97         9.4
31 MAR 97         9.1
7 APR 97          9.4
14 APR 97         8.2
21 APR 97         7.9
28 APR 97         6.9
5 MAY 97          5.4
12 MAY 97         4.5
19 MAY 97         2.8
26 MAY 97         2.9
2 JUN 97          1.2
9 JUN 97          0.6
16 JUN 97         -0.9
23 JUN 97         -1.8
30 JUN 97         -2.2
7 JUL 97          -1.8
14 JUL 97         0.8
21 JUL 97         0.8
28 JUL 97         3.8
4 AUG 97          6.9
11 AUG 97         8.7
18 AUG 97         9.4
25 AUG 97         10.4
1 SEP 97          12.5
8 SEP 97          12.8
15 SEP 97         13.2
22 SEP 97         13.2
29 SEP 97         14.2
6 OCT 97          14.1
13 OCT 97         14.7
20 OCT 97         14.5
27 OCT 97         12.3
3 NOV 97          10.2
10 NOV 97         9.8
17 NOV 97         9.4
24 NOV 97         8.7
1 DEC 97          6.7
8 DEC 97          6.5
15 DEC 97         6.3
22 DEC 97         5.3
29 DEC 97         3.3
5 JAN 98          1.9
12 JAN 98         0.2
19 JAN 98         2.3
26 JAN 98         2.8
2 FEB 98          2.1
9 FEB 98          1.2
16 FEB 98         -0.4
23 FEB 98         -1.7
2 MAR 98          -1
9 MAR 98          -1.7
16 MAR 98         -2
23 MAR 98         -2.9
30 MAR 98         -1.8
6 APR 98          -2.1
13 APR 98         -1.4
20 APR 98         -3.4
27 APR 98         -3.2
4 MAY 98          -1.4
11 MAY 98         -1.5
18 MAY 98         -0.5
25 MAY 98         -1.5
1 JUN 98          -3.5
8 JUN 98          -2.5
15 JUN 98         -4.9
22 JUN 98         -6.2
29 JUN 98         -7.7
6 JUL 98          -8.9
13 JUL 98         -10.2
20 JUL 98         -10.8
27 JUL 98         -11.5
3 AUG 98          -12.1
10 AUG 98         -12.5
17 AUG 98         -13.6
24 AUG 98         -12.8
31 AUG 98         -12.7
7 SEP 98          -14.5
14 SEP 98         -10.8
21 SEP 98         -9.2
28 SEP 98         -8.5
5 OCT 98          -8.9
12 OCT 98         -8.8
19 OCT 98         -9
26 OCT 98         -9.7
2 NOV 98          -10.5
9 NOV 98          -11.5
16 NOV 98         -10.5
23 NOV 98         -11.5
30 NOV 98         -11.5
7 DEC 98          -11.5
14 DEC 98         -13.7
21 DEC 98         -11.8
28 DEC 98         -12
4 JAN 99          -9
11 JAN 99         -7.2
18 JAN 99         -5.8
25 JAN 99         -4.6
1 FEB 99          -2.2
8 FEB 99          1.2
15 FEB 99         1.3
22 FEB 99         2.1
1 MAR 99          3.9
8 MAR 99          5.6
15 MAR 99         7
22 MAR 99         5
29 MAR 99         6.1
5 APR 99          5.8
12 APR 99         5.8
19 APR 99         5.8
26 APR 99         7.2
3 MAY 99          8.2
10 MAY 99         6.8
17 MAY 99         7.1
24 MAY 99         9.8
31 MAY 99         7.8
7 JUN 99          8.2
14 JUN 99         8.9
21 JUN 99         10.2
28 JUN 99         10.2
5 JUL 99          11.8
12 JUL 99         12.6
19 JUL 99         12.8
26 JUL 99         13.5
2 AUG 99          13.5
9 AUG 99          14.5
16 AUG 99         16.2
23 AUG 99         14.9
30 AUG 99         15.6
6 SEP 99          15.2
13 SEP 99         14.9
20 SEP 99         14.9
27 SEP 99         16.4
4 OCT 99          16.4
11 OCT 99         16.8
18 OCT 99         17.3
25 OCT 99         16.4
1 NOV 99          14.1
8 NOV 99          11.7
15 NOV 99         11.6
22 NOV 99         11.3
29 NOV 99         12.6
6 DEC 99          12.5
13 DEC 99         14.3
20 DEC 99         15.2
27 DEC 99         16
3 JAN 0           16.9
10 JAN 0          16.3
17 JAN 0          17.9
24 JAN 0          18.8
31 JAN 0          18.8
7 FEB 0           20.4
14 FEB 0          21.3
21 FEB 0          23
28 FEB 0          23.8
6 MAR 0           27
13 MAR 0          27.2
20 MAR 0          27.1
27 MAR 0          27.3
3 APR 0           26.1
10 APR 0          26.6
17 APR 0          25.2
24 APR 0          24.2
1 MAY 0           23.8
8 MAY 0           23.5
15 MAY 0          21.7
22 MAY 0          22.2
29 MAY 0          20.1
5 JUN 0           15
12 JUN 0          13.1
19 JUN 0          12.5
26 JUN 0          10.4
3 JUL 0           10.3
10 JUL 0          9.5
17 JUL 0          8
24 JUL 0          7.9
31 JUL 0          9.6
7 AUG 0           9.2
14 AUG 0          9.5
21 AUG 0          8
28 AUG 0          8.5
4 SEP 0           8.2
11 SEP 0          8.5
18 SEP 0          7.8
25 SEP 0          6.4
2 OCT 0           8.2
9 OCT 0           6.8
16 OCT 0          7.9
23 OCT 0          7.4
30 OCT 0          5.5
6 NOV 0           3.6
13 NOV 0          1.8

THE GLOBAL ECONOMY

     ISI keeps tabs on the world growth picture by surveying economic reports from 35 countries, and labeling each report as a sign of strength or weakness. It clearly declined in recent weeks. Please see the chart on the bottom of column one.

     Recent   evidence  of  slower   growth   abroad   includes   weaker  German
manufacturing orders, a downgrade of Korean growth prospects, slower Japanese money growth, and more deflation for Japan's domestic Wholesale Price Index.

     Another overall indicator, the world Leading Economic Indicator (LEI) for September 2000, is now up just 2.1% year-to-year, well down from its late-1999 peak of 5.8%. The world LEI leads G7 activity by roughly six-months.

INFLATION

     With global growth slowing and a number of US inflation indicators rolling over, odds are inflation is headed lower, particularly if oil has peaked. Manufacturing unit labor costs were down a stunning 0.6% month-to-month in September and 3.0% year-to-year (September-September). Consumer inflation expectations have slowed from a peak of 3.2% to 2.8% in November (University of Michigan Inflation Expectation survey). In addition, the trade weighted dollar has remained firm, and gold has continued to trade below $270/ounce.

--------------------------------------------------------------------------------
 PORTFOLIO DIVERSIFICATION BY STATE
--------------------------------------------------------------------------------
            STATE ALLOCATION
--------------------------------------------------------------------------------
                                  % OF
                                MUNICIPAL
                                  BONDS
                              ------------
 Texas                            18.32%
 North Carolina                   17.32
 Washington                        8.75
 Wisconsin                         8.40
 Minnesota                         8.12
 Virginia                          4.96
 Delaware                          4.90
 Kansas                            4.85
 Tennessee                         4.76
 Florida                           4.67
 South Carolina                    3.13
 Illinois                          2.84
 Utah                              2.15
 Missouri                          1.96
 Ohio                              1.63
 Indiana                           1.62
 Oregon                            1.62

   Total                      ------------
                                 100.00%


--------------------------------------------------------------------------------
  Average Maturity            12.1 years
  Average Duration             8.1 years
  Quality Breakdown:*
    AAA                           64.20%
    AA                            35.80%
--------------------------------------------------------------------------------
* As rated by Standard & Poor's as of October 31, 2000. Ratings are subject to change in the future.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 ADDITIONAL PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include, on an annual basis, a line graph comparing the performance of the Fund to that of an appropriate market index. This graph measures the growth of a $10,000 hypothetical investment from the Fund's inception date through the end of the most recent fiscal year-end. The SEC also requires that we report the Fund's total return, according to a standardized formula, for various time periods through the end of the most recent fiscal year.

     Both the line graph and the SEC standardized total return figures include the impact of the 4.45% maximum initial sales charge for the ISI Shares. Returns would be higher for ISI Shares investors who qualified for a lower initial sales charge.

     While the graphs and the total return figures are required by SEC rules, such comparisons are of limited utility since the total return of the Fund is adjusted for sales charges and expenses while the total return of the indices are not. In fact, if you wished to replicate the total return of these indices, you would have to purchase the securities they represent, an effort that would require a considerable amount of money and would incur expenses that are not reflected in the index results.

     The SEC total return figures may differ from total return figures in the shareholder letter because the SEC figures include the impact of sales charges while the total return figures in the shareholder letter do not. Any performance figures shown are for the full period indicated.

                          AVERAGE ANNUAL TOTAL RETURN1
                    ----------------------------------------
                                    % Return with
  Periods ended 10/31/00:            Sales Charge
  -----------------------           --------------
  One Year                                3.61
  Five Years                              3.85
  Ten Years                               5.77
  Since Inception (2/26/90)               5.76

CHANGE IN VALUE OF A $10,000 INVESTMENT IN CLASS A SHARES1 OCTOBER 23, 1990 -- OCTOBER 31, 2000

  [line graph omitted]
  plot points as follows:

       Flag Investors Managed   Lehman Bros.       Lehman Bros.   Consumer Price
       Municipal Fund Shares   General Obligation  Prerefunded     Index (CPI)
                                 Index (G.O.)     Municipal Index
10/90             9550              10000             10000             10000
10/91             10715             11125             11007             10293
10/92             11364             12032             11889             10621
10/93             12996             13654             13116             10913
10/94             12152             13172             12919             11198
10/95             14025             14996             14282             11513
10/96             14680             15826             14938             11857
10/97             15770             17141             15879             12104
10/98             16196             18511             16811             12284
10/99             16348             18279             17117             12598
10/00             17728             19754             17087             13031

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions and include the Fund's maximum 4.45% sales charge. Performance would have been lower during the specified period if certain fees and expenses had not been waived by the Fund.

2 The Lehman Brothers General Obligation Index reflects general municipal market performance. The Lehman Brothers Prerefunded Municipal Index is a better indicator of the Fund's performance due to its higher quality characteristics. These indices are passive measurements of municipal bond performance. They do not factor in the costs of buying, selling and holding securities -- costs that are reflected in the Fund's results. The Consumer Price Index is a widely used measure of inflation.

--------------------------------------------------------------------------------
 MANAGED MUNICIPAL FUND, INC.
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2000

                                                               RATING*
                                                              (MOODY'S/                PAR              MARKET
ISSUER                                                          S&P)                  (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.15%
GENERAL OBLIGATIONS -- 70.79%
Arlington County, VA
   5.00%, 10/1/14                                             Aaa/AAA                $2,000           $ 1,986,460
Arlington, TX, School District
   5.75%, 2/15/21                                             Aaa/NR                  1,465             1,476,456
Charlotte, NC
   5.30%, 4/1/12                                              Aaa/AAA                 1,120             1,155,190
   5.00%, 2/1/19                                              Aaa/AAA                 2,300             2,172,948
Chesterfield County, VA
   5.625%, 1/15/14                                            Aaa/AAA                 1,350             1,409,508
Dallas, TX
   5.00%, 2/15/13                                             Aaa/AAA                 1,755             1,730,483
Delaware State, Series A
   5.125%, 4/1/16                                             Aaa/AAA                 2,150             2,135,186
   5.50%, 4/1/19                                              Aaa/AAA                 2,500             2,527,325
Dupage County, IL, Jail Project
   5.60%, 1/1/21                                              Aaa/AAA                 1,600             1,627,040
Florida Board of Education
   6.125%, 6/1/12                                             Aa2/AA+                 2,250             2,318,085
Franklin County, OH
   5.45%, 12/1/09                                             Aaa/AAA                 1,500             1,547,550
Grand Prairie, TX, School District
   5.20%, 2/15/18                                             Aaa/AAA                 2,000             1,931,920
Guilford County, NC
   5.25%, 10/1/16                                             Aa1/ AAA                3,000             2,987,040
King County, WA
   5.20%, 12/1/15                                             Aa1/AA+                 2,500             2,475,175
   5.00%, 12/1/17                                             Aa1/AA+                 2,565             2,435,416
Metropolitan Government Nashville &
   Davidson County, TN, Series A
   5.125%, 11/15/19                                           Aa2/AA                  2,000             1,899,680
Minneapolis, MN Ref, Series B
   5.20%, 3/1/13                                              Aaa/AAA                 3,200             3,226,400
Minnesota State
   5.00%, 11/1/14                                             Aaa/AAA                 2,500             2,480,125
   5.50%, 6/1/18                                              Aaa/AAA                 2,000             2,014,700

--------------------------------------------------------------------------------
 MANAGED MUNICIPAL FUND, INC.
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)                             OCTOBER 31, 2000

                                                               RATING*
                                                              (MOODY'S/                PAR              MARKET
ISSUER                                                          S&P)                  (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
GENERAL OBLIGATIONS (CONCLUDED)
Missouri State, Series A
   5.00%, 6/1/23                                              Aaa/AAA                $2,000           $ 1,863,660
North Carolina Public Improvement, Series A
   5.10%, 9/1/17                                              Aaa/AAA                 3,000             2,933,490
North Carolina Public School Building
   4.60%, 4/1/17                                              Aaa/AAA                 5,000             4,504,300
North Carolina State Public Improvement, Series A
   5.25%, 3/1/16                                              Aaa/AAA                 1,170             1,171,135
Portland, OR, Metro Regional Government Utility
   5.25%, 9/1/07                                              Aa2/AA+                 1,500             1,537,800
Salt Lake County, UT
   5.25%, 12/15/10                                            Aaa/AAA                 2,000             2,039,420
South Carolina Capital Improvement
   5.65%, 7/1/21                                              Aaa/AAA                 1,260             1,275,511
South Carolina State, State Institutional, Series A
   5.30%, 3/1/17                                              Aaa/ AAA                1,700             1,700,731
Virginia State
   5.25%, 6/1/16                                              Aaa/AAA                 1,320             1,322,653
Washington State, Series A
   5.60%, 7/1/10                                              Aa1/AA+                 1,500             1,555,050
Washington State, Series E
   5.00%, 7/1/22                                              Aa1/AA+                 2,000             1,857,420
Wisconsin State, Series C
   5.55%, 5/1/21                                              Aa2/AA                  2,700             2,703,942
Wisconsin State, Series 1
   5.00%, 5/1/15                                              Aa2/AA                  1,000               971,780
Wisconsin State, Series B
   5.00%, 5/1/16                                              Aa2/AA                  3,500             3,365,635
   5.00%, 5/1/18                                              Aa2/AA                  1,000               942,120
                                                                                                      -----------
                                                                                                       69,281,334
                                                                                                      -----------

--------------------------------------------------------------------------------
 MANAGED MUNICIPAL FUND, INC.
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)                             OCTOBER 31, 2000

                                                               RATING*
                                                              (MOODY'S/                PAR              MARKET
ISSUER                                                          S&P)                  (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONCLUDED)
OTHER REVENUE -- 4.31%
Charlotte, NC, Water & Sewer System Revenue
   5.25%, 6/1/24                                              Aa1/AA+                $1,600           $ 1,545,376
Texas Water Development Board Revenue
   4.75%, 7/15/20                                             Aaa/AAA                 3,000             2,671,470
                                                                                                      -----------
                                                                                                        4,216,846
                                                                                                      -----------
PREREFUNDED ISSUES -- 17.33%
Arlington, TX, School District
   5.75%, 2/15/21                                             Aaa/NR                  3,535             3,695,524
Chicago, IL, Metropolitan Water Reclamation
   District-Greater Chicago
   6.30%, 12/1/09                                             Aa1/AA                  1,000             1,076,700
Dallas, TX
   5.00%, 2/15/10                                             Aaa/AAA                 1,750             1,778,893
Florida Transportation
   5.80%, 7/1/18                                              Aa2/AAA                 2,000             2,121,860
Indianapolis, IN, Public Improvement Board Revenue
   6.00%, 1/10/18                                             Aaa/AAA                 1,500             1,537,740
Lower Colorado River Authority, Jr. Lien
   5.25%, 1/1/15                                              #AAA/AAA                2,000             2,017,780
Tennessee State
   5.50%, 3/1/09                                              Aa1/AA+                 1,535             1,588,618
   5.55%, 3/1/10                                              Aa1/AA+                 1,000             1,036,870
Texas State
   6.00%, 10/1/14                                             Aa1/AA                  2,000             2,110,680
                                                                                                      -----------
                                                                                                       16,964,665
                                                                                                      -----------
TRANSPORTATION REVENUE -- 4.71%
Kansas Transportation
   5.40%, 3/1/09                                              Aa2/AA+                 4,500             4,609,485
                                                                                                      -----------
TOTAL MUNICIPAL BONDS
   (Cost $94,386,769)                                                                                  95,072,330
                                                                                                      -----------

--------------------------------------------------------------------------------
 MANAGED MUNICIPAL FUND, INC.
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONCLUDED)                             OCTOBER 31, 2000

                                                            MARKET
ISSUER                                                       VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 1.57%
Goldman Sachs & Co., 6.50% Dated  10/31/00,  to
   be repurchased for $1,538,278 on 11/01/00,
   collateralized  by US  Treasury Bonds
   with  a  market  value  of $1,569,669
   6.50%, due 2/15/10 (cost $1,538,000)                   $ 1,538,000
                                                          -----------
TOTAL INVESTMENTS -- 98.72%
   (Cost $95,924,769)**                                    96,610,330
                                                          -----------
OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.28%               1,255,885
                                                          -----------
NET ASSETS-- 100.00%                                      $97,866,215
                                                          ===========
--------------------------------------------------------------------------------
     * The Moody's and Standard & Poor's ratings indicated are believed to be the most recent ratings available as of October 31, 2000.
    ** Also aggregate cost for federal tax purposes.

Moody's Municipal Bond Ratings:
  Aaa Judged to be of the best quality.

   Aa Judged to be of high quality by all standards. Issues are always rated with a 1,2 or 3, which denote a high, medium, or low ranking within the rating.

  AAA Advance refunded issues secured by escrowed funds held in cash, held in a trust or invested in direct non-callable US government obligations or non-callable obligations.

   NR Not rated.

S&P Municipal Bond Ratings:

  AAA Of the highest quality.

   AA The second strongest capacity for payments of debt service. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

  NR  Not rated.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
 MANAGED MUNICIPAL FUND, INC.
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

                                                                OCTOBER 31, 2000
--------------------------------------------------------------------------------
ASSETS:
    Investments, at value (cost $95,924,769)                        $96,610,330
    Cash                                                                  1,262
    Receivable for shares of beneficial interest subscribed              19,791
    Dividend and interest receivable                                  1,375,749
    Prepaid expenses and other                                           13,361
                                                                    -----------
        Total assets                                                 98,020,493
                                                                    -----------
LIABILITIES:
    Payable for shares of beneficial interest redeemed                   17,877
    Dividend payable                                                      2,005
    Accrued expenses and other                                          134,396
                                                                    -----------
    Total liabilities                                                   154,278
                                                                    -----------
        Net assets                                                   97,866,215
                                                                    -----------
COMPOSITION OF NET ASSETS:
    Paid-in capital                                                 $97,182,659
    Net unrealized appreciation on investments                          685,561
    Distributions in excess of net investment income                     (2,005)
                                                                    -----------
       Net assets                                                   $97,866,215
                                                                    -----------
NET ASSET VALUE PER SHARE:
    ISI Shares ($65,233,503 / 6,228,058 shares)                          $10.47
                                                                         ======
    Flag Investors Class A Shares ($32,632,712 / 3,115,495 shares)       $10.47
                                                                         ======
MAXIMUM OFFERING PRICE PER SHARE:
    ISI Shares ($10.47 / 0.9555)                                         $10.96
                                                                         ======
    Flag Investors Class A Shares ($10.47 / 0.955)                       $10.96
                                                                         ======
--------------------------------------------------------------------------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 MANAGED MUNICIPAL FUND, INC.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                                                   FOR THE
                                                                  YEAR ENDED
                                                               OCTOBER 31, 2000
--------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest                                                         $5,436,890
                                                                     ----------
EXPENSES:
    Investment advisory fee                                             395,814
    Distribution fees:
        ISI Shares                                                      166,171
        Flag Investors Class A Shares                                    81,344
    Administration fee                                                   98,598
    Accounting fee                                                       54,825
    Professional fees                                                    54,765
    Transfer agent fee                                                   46,902
    Registration fees                                                    45,124
    Shareholder reporting fees                                           33,138
    Custody fees                                                         17,029
    Directors' fees                                                      12,198
    Miscellaneous                                                         1,742
                                                                     ----------
        Total expenses                                                1,007,650
                                                                     ----------
        Less:Fees waived                                               (113,361)
                                                                     ----------
        Net expenses                                                    894,289
                                                                     ----------
    Net investment income                                            $4,542,601
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain from investment transactions                       67,399
    Change in unrealized appreciation/depreciation of investments     3,311,467
                                                                     ----------
    Net gain on investments                                           3,378,866
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $7,921,467
                                                                     ==========
--------------------------------------------------------------------------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 MANAGED MUNICIPAL FUND, INC.
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  FOR THE YEARS ENDED OCTOBER 31,
                                                                                 ---------------------------------
                                                                                   2000                1999
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income                                                        $ 4,542,601         $ 4,818,088
    Net realized gain from investment transactions                                    67,399             547,939
    Change in unrealized appreciation/depreciation of investments                  3,311,467          (9,251,142)
                                                                                ------------        ------------
    Net increase (decrease) in net assets resulting from operations                7,921,467          (3,885,115)
                                                                                ------------        ------------
DIVIDENDS TO SHAREHOLDERS FROM:
    Net investment income and net realized short-term gains:
        ISI Shares                                                                (3,126,335)         (3,369,957)
        Flag Investors Class A Shares                                             (1,530,863)         (1,600,162)
    Net realized long-term gains (losses):
        ISI Shares                                                                        --            (312,768)
        Flag Investors Class A Shares                                                     --            (151,301)
                                                                                ------------        ------------
    Total distributions                                                           (4,657,198)         (5,434,188)
                                                                                ------------        ------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares                                                   4,455,442           8,098,100
    Value of shares issued in reinvestment of dividends                            2,378,853           2,739,411
    Cost of shares repurchased                                                   (16,990,749)        (14,720,429)
                                                                                ------------        ------------
    Decrease in net assets derived from capital share transactions               (10,156,454)         (3,882,918)
                                                                                ------------        ------------
    Total decrease in net assets                                                  (6,892,185)        (13,202,221)
NET ASSETS:
    Beginning of year                                                            104,758,400         117,960,621
                                                                                ------------        ------------
    End of year including distributions in excess of net investment
       income of $(2,005) and $(10,935), respectively                           $ 97,866,215        $104,758,400
                                                                                ============        ============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 MANAGED MUNICIPAL FUND, INC.
--------------------------------------------------------------------------------

FINANCIAL HIGHTLIGHTS -- ISI CLASS
(FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)

                                                                    FOR THE YEARS ENDED OCTOBER 31,
                                                      ---------------------------------------------------------------------
                                                       2000          1999         1998         1997        1996
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
    Net asset value at beginning of year              $ 10.12      $ 11.01      $ 10.79      $ 10.58      $ 10.65
                                                      -------      -------      -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                0.47         0.45         0.46         0.52         0.48
    Net realized and unrealized
       gain (loss) on investments                        0.36        (0.83)        0.33         0.24        --
                                                      -------      -------      -------      -------      -------
    Total from Investment Operations                     0.83        (0.38)        0.79         0.76         0.48
                                                      -------      -------      -------      -------      -------
LESS DISTRIBUTIONS:
    Net investment income and net realized
       short-term gains                                 (0.48)       (0.47)       (0.54)       (0.52)       (0.54)
    Net realized long-term gains                           --        (0.04)       (0.03)       (0.03)       (0.01)
                                                      -------      -------      -------      -------      -------
    Total distributions                                 (0.48)       (0.51)       (0.57)       (0.55)       (0.55)
                                                      -------      -------      -------      -------      -------
    Net asset value at end of year                    $ 10.47      $ 10.12      $ 11.01      $ 10.79      $ 10.58
                                                      =======      =======      =======      =======      =======
TOTAL RETURN1                                            8.44%       (3.61)%       7.51%        7.43%        4.67%
RATIOS TO AVERAGE DAILY NET ASSETS:
   Expenses2                                             0.90%        0.90%        0.90%        0.90%        0.90%
   Net investment income3                                4.60%        4.23%        4.24%        4.46%        4.48%
SUPPLEMENTAL DATA:
   Net assets at end of year (000):
      ISI Shares                                      $65,233      $70,609      $80,749      $79,003      $84,712
      Flag Investors Class A Shares                   $32,633      $34,150      $37,212      $38,390      $41,193
   Portfolio turnover rate                                 22%           8%          18%          26%          32%

--------------------------------------------------------------------------------
1   Total return excludes the effect of sales charge.
2 Without the waiver of advisory and administration fees (Note B), the ratio of expenses to average daily net assets would have been1.01%, 1.10%, 1.13%, 1.10% and 1.13% for the years ended October 31, 2000, 1999, 1998, 1997 and
    1996, respectively.
3 Without the waiver of advisory and administration fees (Note B), the ratio of net investment income to average daily net assets would have been 4.49%, 4.03%, 4.01%, 4.26% and 4.25% for the years ended October 31, 2000, 1999,
    1998, 1997 and 1996, respectively

See Notes to Financial Statements.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

A. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES -- Managed Municipal Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on January 5, 1990 and began operations February 26, 1990, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. It is designed to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income through investment in a portfolio consisting primarily of municipal obligations, the interest on which is exempt from federal income tax.

     The Fund consists of two share classes: ISI Managed Municipal Fund Shares ("ISI Shares"), which began operations February 26, 1990, and Flag Investors Managed Municipal Fund Class A Shares ("Flag Investors Class A Shares"), which began operations October 23, 1990.

     The ISI Shares have a 4.45% maximum front-end sales charge and the Flag Investors Class A Shares have a 4.50% maximum front-end sales charge. Both classes have a 0.25% distribution fee.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with accounting principles generally accepted in the UnitedStates. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. Under certain circumstances, it is necessary to reclassify prior year information in order to conform to the current year's presentation.

     The Fund's significant accounting policies are:

     VALUATION OF SECURITIES -- Municipal obligations are usually traded in the over-the-counter market. The Fund utilizes the services of an independent pricing vendor to obtain prices. When there is an available market quotation, the Fund values a municipal obligation by using the most recent price provided by an investment dealer. When a market quotation is not readily available, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. At October 31, 2000 there were no Board Valued Securities. The Fund values short-term obligations with maturities of 60 days or less at amortized cost which approximates fair market value.

     REPURCHASE AGREEMENTS -- The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     FEDERAL INCOME TAXES -- The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles in the United States. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

     The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes.

     SECURITIES TRANSACTIONS, INVESTMENT INCOME, DISTRIBUTIONS AND OTHER -- The Fund uses the trade date to account for securities transactions and the specific identification cost method for financial reporting and income tax purposes to determine the gain or loss of investments sold or redeemed. Interest income is recorded on an accrual basis and includes amortization of premiums and accretion of discounts when appropriate. Income and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class.
     Dividend income and distributions to shareholders are recorded on the ex-dividend date.

B. INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES AND OTHER FEES -- International Strategy & Investment Inc. ("ISI") is the Fund's investment advisor. As compensation for its advisory services, the Fund pays ISI an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.40%. For the year ended October 31, 2000, ISI's fee was $395,814, of which $33,004 was payable at October 31, 2000.

     ISI has contractually agreed to waive its fees through February 28, 2001, to the extent necessary, so that the Fund's annual expenses do not exceed 0.90% of its average daily net assets.

     Investment Company Capital Corp. ("ICCC") is the Fund's Administrator. As compensation for its administrative services, the Fund pays ICCC an annual fee based on the combined assets of the ISI Funds calculated daily and paid monthly at the following annual rates: 0.20% of the first $75 million, 0.15% of the next $75 million, 0.10% of the next $75 million, 0.05% of the next $275 million, and 0.03% of the amount over $500 million. For the year ended October 31, 2000, ICCC's fee was $98,598, of which $8,141 was payable at October 31, 2000.

     Certain officers and directors of the Fund are also officers or directors of ISI or ICCC.

     ICCC provides accounting services to the Fund for which the Fund pays ICCC an annual fee that is calculated daily and paid monthly based on the Fund's average daily net assets. For the year ended October 31, 2000, ICCC's fee was $54,825, of which $4,615 was payable at October 31, 2000.

     ICCCalso provides transfer agent services to the Fund for which the Fund pays ICCC a per account fee that is calculated and paid monthly. For the year ended October 31, 2000, ICCC's fee was $46,902, of which $2,411 was payable at October 31, 2000.

     ISI Group Inc. ("ISI Group"), which is affiliated with ISI, provides distribution services for the ISI class of the Fund for which ISI Group is paid an annual fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at an annual rate equal to 0.25% of the ISI Shares average daily net assets. For the year ended October 31, 2000, ISI's fee was $166,171, of which $13,782 was payable at October 31, 2000.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

     ICC Distributors, Inc. ("ICC Distributors"), provides distribution services for the Flag Investors Class A Shares for which ICC Distributors is paid an annual fee that is calculated daily and paid monthly at an annual rate equal to 0.25% of the Flag Investors Class A Shares' average daily net assets. For the year ended October 31, 2000, ICC's fee as $81,344, of which $6,882 was payable at October 31, 2000.

C. CAPITAL SHARE TRANSACTIONS -- The Fund is authorized to issue up to 55 million shares of $.001 par value capital stock (20 million ISI Shares, 15 million Flag Investors Class A, 2.5 million Flag Investors Class B, 15 million Flag Investors Class C, 0.5 million Flag Investors Class D and 2 million undesignated). Transactions in shares of the Fund are listed in the chart below:

                                       ISI SHARES
                          ---------------------------------
                              FOR THE        FOR THE
                            YEAR ENDED     YEAR ENDED
                            OCTOBER 31,    OCTOBER 31,
                               2000           1999
                          -------------   ------------
 Shares sold                   157,850        261,822
 Shares issued to share-
   holders on reinvest-
   ment of dividends           141,374        163,148
 Shares redeemed            (1,045,613)      (786,574)
                          ------------    -----------
 Net decrease in shares
   outstanding                (746,389)      (361,604)
                          ============    ===========
 Proceeds from sale
   of shares              $  1,614,138    $ 2,797,892
 Value of reinvested
   dividends                 1,439,025      1,747,918
 Cost of shares redeemed   (10,588,198)    (8,384,868)
                          ------------    -----------
 Net decrease from
   capital share
   transactions            $(7,535,035)   $(3,839,058)
                          ============    ===========

                                 FLAG INVESTORS
                                 CLASS A SHARES
                          ------------------------------
                              FOR THE        FOR THE
                            YEAR ENDED     YEAR ENDED
                            OCTOBER 31,    OCTOBER 31,
                               2000           1999
                          ------------    -----------
 Shares sold                   279,723        490,026
 Shares issued to share-
   holders on reinvest-
   ment of dividends            92,271         92,630
 Shares redeemed              (630,393)      (590,052)
                          ------------    -----------
 Net decrease in shares
   outstanding                (258,399)        (7,396)
                          ============    ===========
 Proceeds from sale
   of shares                $2,841,304    $ 5,300,208
 Value of reinvested
   dividends                   939,828        991,493
 Cost of shares redeemed    (6,402,551)    (6,335,561)
                          ------------    -----------
 Net decrease from
   capital share
   transactions            $(2,621,419)   $   (43,860)
                          ============    ===========

D. INVESTMENT TRANSACTIONS -- Excluding short-term obligations, purchases of investment securities aggregated $20,861,278 and sales of investment securities aggregated $27,199,521 for the year ended October 31, 2000.

     On October 31, 2000, aggregate net unrealized depreciation over tax cost for portfolio securities was $685,561 of which $1,930,574 related to appreciated securities and $1,245,013 related to depreciated securities.

--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of ISI Managed Municipal Fund, Inc.

     We have audited the schedule of investments and statement of assets and liabilities of the ISI Managed Municipal Fund, Inc. (the "Fund"), as of October 31, 2000, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements of the Fund for the year ended October 31, 1999 were audited by other auditors whose report, dated December 14, 1999, expressed an unqualified opinion on those statements.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the ISI Managed Municipal Fund, Inc. as of October 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Princeton, New Jersey
December 8, 2000

--------------------------------------------------------------------------------
 TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED OCTOBER 31, 2000
--------------------------------------------------------------------------------

     The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     The Fund's distributions to shareholders included $45,796 from long-term capital gains, all of which is taxable at the 20% capital gains rate. The Fund's distributions to shareholders included $4,315,883 from tax-exempt income.

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     -----------------------------------------------------------------------
          This  report  is  prepared   for  the   general   information   of
     shareholders.   It  is  authorized  for   distribution  to  prospective
     investors only when preceded or accompanied by an effective prospectus.

          For more  complete  information  regarding  any of the ISI  Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-955-7175. Read it carefully before you invest.
     -----------------------------------------------------------------------

                                       ISI
                                MANAGED MUNICIPAL
                                   FUND SHARES

DIRECTORS AND OFFICERS

Edward S. Hyman
CHAIRMAN

R. Alan Medaugh
PRESIDENT

Joseph R. Hardiman
DIRECTOR

Louis E. Levy
DIRECTOR

Carl W. Vogt, Esq.
DIRECTOR

Nancy Lazar
VICE PRESIDENT

Edward J. Veilleux
VICE PRESIDENT

Carrie L. Butler
VICE PRESIDENT

Margaret M. Beeler
ASSISTANT VICE PRESIDENT

Keith C. Reilly
ASSISTANT VICE PRESIDENT

Charles A. Rizzo
TREASURER

Felicia A.Emry
SECRETARY

Amy M. Olmert
ASSISTANT SECRETARY

Daniel O. Hirsch
ASSISTANT SECRETARY

INVESTMENT OBJECTIVE

A mutual fund designed to provide a high level of total return with relative stability of principal and, secondarily, high current income through investment in a portfolio consisting primarily of municipal obligations, the interest on which is exempt from federal income tax.

--------------------------------------------------------------------------------
          INVESTMENT ADVISOR
--------------------------------------------------------------------------------

ISI, Inc.
535 Madison Avenue, 30th Floor
New York, NY 10022
(800) 955-7175

--------------------------------------------------------------------------------
          SHAREHOLDER SERVICING AGENT
--------------------------------------------------------------------------------

Investment Company Capital Corp.
P.O. Box 419426
Kansas City, MO 64141-6426
(800) 882-8585

--------------------------------------------------------------------------------
          DISTRIBUTOR
--------------------------------------------------------------------------------

ISI Group, Inc.
535 Madison Avenue, 30th Floor
New York, NY 10022
(800) 955-7175